Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in Carrying Amount of Goodwill
Goodwill Total Balance	$ 52.5	$ 52.5	$ 91.3
Impairment Losses	0.0	0.0
Goodwill Written Off Related to Sale of AEPRO		(38.8)
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Acquired Intangible Assets Subject to Amortization		2.0
Amortization of Intangible Assets	$ 2.0	3.0	5.0
Acquired Customer Contracts [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	5 years
Gross Carrying Amount	$ 58.3	58.3
Accumulated Amortization	58.3	56.5
Corporate and Other [Member]
Changes in Carrying Amount of Goodwill
Goodwill Total Balance	37.1	37.1	75.9
Impairment Losses	0.0	0.0
Goodwill Written Off Related to Sale of AEPRO		(38.8)
Generation and Marketing [Member]
Changes in Carrying Amount of Goodwill
Goodwill Total Balance	15.4	15.4	$ 15.4
Impairment Losses	$ 0.0	0.0
Goodwill Written Off Related to Sale of AEPRO		$ 0.0